Right-of-Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 283	¥ 311
Inception of new leases	267	117
Depreciation charge	(146)	(123)
Disposals	(6)	(22)
Ending balance	398	283
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	282	309
Inception of new leases	267	117
Depreciation charge	(146)	(122)
Disposals	(5)	(22)
Ending balance	398	282
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1	2
Depreciation charge		(1)
Disposals	¥ (1)
Ending balance		¥ 1